CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net (loss)/income		$ (19,631)	¥ (128,101)		¥ 47,748		¥ (287)
Adjustments to reconcile net (loss)/income to net cash (used in)/generated from operating activities:
Depreciation of property, equipment and leasehold improvement		3,015	19,671		2,379		0
Amortization of rightofuse assets		6,036	39,382		10,251		37
Amortization of intangible assets		520	3,396		776		0
Deferred income tax		(1,725)	(11,260)		10,981		(511)
Inventory provision					2,608
Interest expenses							122
Foreign exchange gain		(2,361)	(15,407)
Sharebased compensation expenses		142,383	929,098		52,714		6,802
Impairment of long-term investments		153	1,000		0		0
Unrealized investment income of short-term investments		(667)	(4,349)
Changes in operating assets and liabilities:
Accounts and notes receivable		2,874	18,706		(27,708)		(11,087)
Receivables from online payment platforms		1,331	8,683		(4,987)		(4,558)
Inventories		(16,829)	(109,812)		(207,768)		(14,151)
Amounts due to related parties							313
Prepayments and other current assets		4,458	29,090		(97,138)		(6,335)
Other noncurrent assets		229	1,495		(1,495)
Accounts and notes payable		147,243	960,761		481,786		17,235
Contract liabilities		46,287	302,024		17,872		538
Salary and welfare benefits payable		21,033	137,240		38,199		4,119
Taxes payable		55,304	360,861		(2,850)		5,633
Accrued expenses and other current liabilities		13,189	86,059		22,458		1,190
Lease liabilities		(6,002)	(39,154)		(7,701)		(37)
Net cash (used in)/generated from operating activities		396,840	2,589,383		338,125		(977)
Cash flows from investing activities:
Payments made on behalf of related parties		(10,835)	(70,696)		(51,783)
Purchase of property, equipment and leasehold improvement		(1,929)	(12,585)		(84,965)		(29)
Purchase of intangible assets		(746)	(4,869)		(7,430)		(368)
Purchase of shortterm bank deposits		(309,838)	(2,021,693)		(287,652)
Proceeds from maturities of short-term bank deposits		264,513	1,725,949
Purchase of shortterm investments		(834,330)	(5,444,000)		(40,000)
Proceeds from maturities of short-term investments		466,207	3,042,000
Sale of short-term investments		149,119	973,000
Purchase of longterm investments					(5,000)
Investments prepayment made on behalf of the Parent	[1]				(21,006)
Net cash used in investing activities		(277,839)	(1,812,894)		(497,836)		(397)
Cash flows from financing activities:
Issuance of convertible loan							5,000
Issuance of VIE's preferred shares							31,000
Dividend paid to the Parent					(36,000)
Financing proceeds received on behalf of the Parent		41,909	273,457	[2]			32,496	[2]
Financing proceeds paid back to the Parent		(41,909)	(273,457)	[2]	(32,496)	[2]
Funds provided by the Parent		220,564	1,439,183	[3]	644,913	[3]	1,098	[3]
Funds paid back to the Parent		(193,717)	(1,264,004)	[3]	0	[3]	0	[3]
Other financing payments		(46)	(298)		(15)
Net cash generated from financing activities		26,801	174,881		576,402		69,594
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		2,966	19,339		(805)		(14)
Net increase in cash, cash equivalents and restricted cash		148,768	970,709		415,886		68,206
Cash, cash equivalents and restricted cash at the beginning of the period/year		74,190	484,092		68,206
Cash, cash equivalents and restricted cash at the end of the period/year		222,958	1,454,801		484,092		68,206
Including:
Cash and cash equivalents at the end of the period/year		170,726	1,113,988		135,544		68,168
Restricted cash at the end of the period/year		52,232	340,813		348,548		38
Supplemental disclosures of cash flow information:
Cash paid for income taxes		1,734	11,314		27,885		379
Noncash investing and financing activities:
Property, equipment and leasehold improvement financed by other payables		803	5,238		¥ 1,985
Dividend declared to the Parent							36,000
Operating expenses paid by related parties on behalf of the Group							313
Loan conversion into VIE's preferred shares							5,000
Interest waived upon loan conversion							122
Loan issued on behalf of the Parent							¥ 34,809
Deemed settlement of amount due to the Parent		$ 91,954	¥ 600,000

[1]	The Group made investment prepayment to an investee on behalf of the Parent, as the investee was setting up its overseas holding structure to enable the Parent to hold the investee’s overseas shares. This prepayment was accounted for as an increase to amount due from the related parties as of December 31, 2019. The prepayment was received by the Group in March 2021.
[2]	For PS Angel issued together with the First Reorganization and some of the Parent PS issued subsequently, the Group collected proceeds in RMB on behalf of the Parent. The Group had an obligation to pay such proceeds to the Parent once the investors obtained the required foreign exchange approval. These balances were presented as current liabilities as of December 31, 2018 and were paid to the Parent in 2019. In connection with the Series D Financing on September 25, 2020, the Group, through Beijing Wuxin, and a preferred shareholder of the Parent entered into convertible loan agreements with one investor to obtain interest free convertible loans, in the aggregate principal amount of RMB273,457 (the ‘‘September 2020 Loan’’). The Group accordingly received the principal of September 2020 Loan on behalf of the Parent on September 25, 2020. The September 2020 Loan, which was denominated in RMB, should be repaid to such investor once the investor obtains the required foreign exchange approval. The investor should, in turn, use the proceeds to pay the US$ equivalent of RMB273,457 to the preferred shareholder of the Parent and the Parent, to obtain 692,911 shares of Series D-1 preferred shares and 554,329 shares of Series D-2 preferred shares of the Parent, respectively. The September 2020 Loan should be repaid by the Group to such investor if such approval cannot be obtained in a specified timeframe. The Group received the RMB273,457 proceeds for the September 2020 Loan and were accounted for as increase to amounts due to related parties. The September 2020 Loan of RMB273,457 was repaid by the Group to such investor on November 2, 2020.
[3]	After the First Reorganization, as the Parent raised US$ proceeds from its equity financing, the Parent provided funding to the Group to support the Group’s business. These fund advances were accounted for as increase to amounts due to related parties. During the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, the Group received funds of RMB1,098, RMB644,913 and RMB1,439,183 from the Parent and paid back nil, nil and RMB1,264,004, respectively.